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                    [SUTHERLAND ASBILL & BRENNAN LETTERHEAD]

DAVID S. GOLDSTEIN
DIRECT LINE: 202.383.0606
Internet: dgoldstein@sablaw.com

                                   May 2, 2002

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re: Providentmutual Life and Annuity Company of America Providentmutual Variable Annuity Separate Account Post-Effective Amendment No. 10 (File No. 33-65512)

Commissioners:

         On behalf of Providentmutual Life and Annuity Company of America ("PLACA") and Providentmutual Variable Annuity Separate Account (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the form of the prospectus and statement of additional information for the variable annuity contracts offered by PLACA through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Securities and Exchange Commission on April 25, 2002.

         If you have any questions or comments regarding this filing, please call the undersigned at (202) 383-0606 or Elisabeth Grano at (202) 383-0717.

                                                Sincerely,


                                                /s/David S. Goldstein
                                                David S. Goldstein

Attachment

cc:     James Bernstein, Esq.
        Elisabeth Grano, Esq.
        Kali Banks, Esq.